Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt
Table 13.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2016. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 13.1: Long-Term Debt

	December 31,
	2016			2015
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2017-2045	0.375-6.75%	$79,767	68,604
Floating-rate notes	2017-2048	0.108-3.075%	19,011	15,942
Structured notes (1)	2017-2056	0.00-5.0%	6,858	5,672
Total senior debt - Parent			105,636	90,218
Subordinated
Fixed-rate notes (2)	2018-2046	3.45-7.574%	26,794	25,119
Floating-rate notes			—	639
Total subordinated debt - Parent			26,794	25,758
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2036	5.95-7.95%	1,362	1,398
Floating-rate notes	2027	1.38-1.88%	290	280
Total junior subordinated debt - Parent (3)			1,652	1,678
Total long-term debt - Parent (2)			134,082	117,654
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2018-2019	1.65-2.15%	7,758	—
Floating-rate notes	2017-2053	0.626-1.622%	7,168	6,694
Floating-rate extendible notes (4)	2017	1.133-1.187%	68	6,315
Fixed-rate advances - Federal Home Loan Bank (FHLB) (5)	2017-2031	3.83-7.50%	79	102
Floating-rate advances - FHLB (5)	2017-2021	0.62-1.325%	77,075	37,000
Structured notes (1)	2017-2025	1.5-8.5%	1,238	1
Capital leases (Note 7)	2017-2025	7.045-17.775%	7	8
Total senior debt - Bank			93,393	50,120
Subordinated
Fixed-rate notes	2017-2038	5.25-7.74%	6,500	7,927
Floating-rate notes	2017	1.273-2.135%	167	989
Total subordinated debt - Bank			6,667	8,916
Junior subordinated
Floating-rate notes	2027	1.476-1.53%	332	322
Total junior subordinated debt - Bank (3)			332	322
Long-term debt issued by VIE - Fixed rate (6)	2020-2047	0.00-7.00%	371	456
Long-term debt issued by VIE - Floating rate (6)	2017-2047	0.77-17.781%	3,323	845
Mortgage notes and other debt (7)	2017-2051	0.201-9.2%	12,333	16,365
Total long-term debt - Bank			116,419	77,024

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	December 31,
	2016			2015
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2017-2023	2.774-3.46%	4,346	4,628
Structured notes (1)	2021	0.00-1.16%	1	1
Total senior debt - Other consolidated subsidiaries			4,347	4,629
Junior subordinated
Floating-rate notes	2027	1.387%	155	155
Total junior subordinated debt - Other consolidated subsidiaries (3)			155	155
Mortgage notes and other (7)	2017-2018	2.0-3.94%	74	74
Total long-term debt - Other consolidated subsidiaries			4,576	4,858
Total long-term debt			$255,077	199,536

(1)
Primarily consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see the "Derivatives Not Designated as Hedging Instruments" section in Note 16 (Derivatives). In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.

(2)
Includes fixed-rate subordinated notes issued by the Parent at a discount of $135 million and $137 million in 2016 and 2015, respectively, to effect a modification of Wells Fargo Bank, NA notes. These subordinated notes are carried at their par amount on the balance sheet of the Parent presented in Note 25 (Parent-Only Financial Statements). In addition, in 2016, due to the prospective adoption of ASU 2015-03, Parent long-term debt also includes $2 million of debt issuance costs and $299 million of affiliate related issuance costs, see Note 1 (Summary of Significant Accounting Policies).

(3)
Represents junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information on our trust preferred security structures.

(4)	Represents floating-rate extendible notes where holders of the notes may elect to extend the contractual maturity of all or a portion of the principal amount on a periodic basis.

(5)	At December 31, 2016 and 2015, FHLB advances were secured by residential loan collateral.

(6)	For additional information on VIEs, see Note 8 (Securitizations and Variable Interest Entities).

(7)	Primarily related to securitizations and secured borrowings, see Note 8 (Securitizations and Variable Interest Entities).

Maturity of Long-Term Debt
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2016, in each of the following five years and thereafter is presented in Table 13.2.
Table 13.2: Maturity of Long-Term Debt

	December 31, 2016
(in millions)	2017	2018	2019	2020	2021	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior notes	$13,102	7,992	6,417	13,016	17,565	47,544	105,636
Subordinated notes	—	552	—	—	—	26,242	26,794
Junior subordinated notes	—	—	—	—	—	1,652	1,652
Total long-term debt - Parent	$13,102	8,544	6,417	13,016	17,565	75,438	134,082
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior notes	$9,653	30,446	31,895	11,010	10,223	166	93,393
Subordinated notes	1,321	—	—	—	—	5,346	6,667
Junior subordinated notes	—	—	—	—	—	332	332
Securitizations and other bank debt	4,353	1,588	472	505	137	8,972	16,027
Total long-term debt - Bank	$15,327	32,034	32,367	11,515	10,360	14,816	116,419
Other consolidated subsidiaries
Senior notes	$1,115	756	1,126	—	964	386	4,347
Junior subordinated notes	—	—	—	—	—	155	155
Securitizations and other bank debt	1	73	—	—	—	—	74
Total long-term debt - Other consolidated subsidiaries	$1,116	829	1,126	—	964	541	4,576
Total long-term debt	$29,545	41,407	39,910	24,531	28,889	90,795	255,077